SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


  Post-Effective Amendment No.      6        (File No. 33-57731)         [X]
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              7       (File No. 811-07247)         [X]
                               ---------

                        (Check appropriate box or boxes)

                         APL VARIABLE ANNUITY ACCOUNT 1
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                           (Exact Name of Registrant)

                    American Partners Life Insurance Company
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                               (Name of Depositor)

1751 AXP Financial Center, Minneapolis, MN                               55474
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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
    [X] on May 1, 2000 pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)
    [ ] on (date) pursuant to paragraph (a) of rule 485

If appropriate, check the following box:
    [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
MAY 1, 2000

PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY.

APL VARIABLE ANNUITY ACCOUNT 1

ISSUED BY:  AMERICAN PARTNERS LIFE INSURANCE COMPANY (AMERICAN PARTNERS LIFE)
       1751 AXP Financial Center
       Minneapolis, MN 55474
       800-633-4003

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

- American Express-Registered Trademark- Variable Portfolio Funds,

- American Century Variable Portfolios, Inc.

- INVESCO Variable Investment Funds, Inc.,

- Janus Aspen Series: Institutional Shares, and

- Warburg Pincus Trust -- Global Post-Venture Capital Portfolio

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Partners Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

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                                                     PROSPECTUS -- MAY 1, 2000 1

TABLE OF CONTENTS

KEY TERMS....................................     3
THE CONTRACT IN BRIEF........................     5
EXPENSE SUMMARY..............................     7
CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................     9
FINANCIAL STATEMENTS.........................    10
PERFORMANCE INFORMATION......................    11
THE VARIABLE ACCOUNT AND THE FUNDS...........    12
THE FIXED ACCOUNT............................    14
BUYING YOUR CONTRACT.........................    14
CHARGES......................................    16
VALUING YOUR INVESTMENT......................    17
MAKING THE MOST OF YOUR CONTRACT.............    19
SURRENDERS...................................    21
CHANGING OWNERSHIP...........................    22
BENEFITS IN CASE OF DEATH....................    22
THE ANNUITY PAYOUT PERIOD....................    23
TAXES........................................    24
VOTING RIGHTS................................    26
SUBSTITUTION OF INVESTMENTS..................    27
ABOUT THE SERVICE PROVIDERS..................    27
YEAR 2000....................................    28
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION.....................    29

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2      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your contract. You can change it in the future.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code), including rollovers from qualified plans

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

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                                                     PROSPECTUS -- MAY 1, 2000 3

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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4      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax-deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your contract for a refund within ten days after you receive it. (If the law requires, we will extend your free look period; see your contract for details). You must invest the portion of the purchase payment you allocate to the variable account in the AXP(SM) Variable Portfolio -- Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).

If you choose not to keep your contract, return it to us within the free look period. We will cancel the contract and we promptly will refund the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)

BUYING YOUR CONTRACT: You can purchase a contract by submitting a complete application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future. (p. 14)

- Minimum purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization at a rate of $100/month or more or other payment plan acceptable to us.

- Minimum additional purchase payment -- $100.

- Maximum first-year purchase payments -- $50,000 to $1,000,000 depending on your age.

- Maximum purchase payment for each subsequent year -- $50,000.

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin. You may establish automated transfers among the accounts. (p. 19)

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                                                     PROSPECTUS -- MAY 1, 2000 5

SURRENDERS: You may surrender all or part of your contract value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 21)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 22)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. 22)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet requirements of the qualified plan. Payouts will be made on a fixed basis. (p. 23)

TAXES: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 24)

CHARGES: We assess certain charges in connection with your contract:

- $30 annual contract administrative charge;

- 1.00% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal from your contract); and

- the operating expenses of the funds in which the subaccounts invest.

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6      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.

ANNUAL CONTRACT OWNERS EXPENSES
SURRENDER CHARGE                            0%
CONTRACT ADMINISTRATIVE CHARGE*            $30

ANNUAL SUBACCOUNT EXPENSES
(as a percentage of average subaccount value):

MORTALITY AND EXPENSE RISK FEE              1%

*We will waive this charge when purchase payments less partial surrenders is at least $10,000.

 ANNUAL OPERATING EXPENSES OF THE FUNDS
 (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
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
                                MANAGEMENT  12B-1   OTHER
                                   FEES     FEES   EXPENSES   TOTAL
 AXP(SM) Variable Portfolio -
    Bond Fund                        .60%    .13       .08     .81%(1)
    Capital Resource Fund            .60%    .13       .06     .79%(1)
    Cash Management Fund             .51%    .13       .05     .69%(1)
    International Fund               .83%    .13       .11    1.07%(1)
    Managed Fund                     .59%    .13       .04     .76%(1)
    Strategy Aggressive Fund         .60%    .13       .07     .80%(1)
 American Century VP
    Capital Appreciation            1.00%     --        --    1.00%(2)
    Value                           1.00%     --        --    1.00%(2)
 INVESCO VIF
    Equity Income Fund               .75%     --       .44    1.19%(3)
 Janus Aspen Series
    Growth Portfolio:
      Institutional Shares           .65%     --       .02     .67%(4)
    Worldwide Growth
      Portfolio: Institutional
      Shares                         .65%     --       .05     .70%(4)
 Warburg Pincus Trust -
    Global Post-Venture
      Capital Portfolio             1.25%     --       .15    1.40%(5)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a Rule 12b-1 distribution fee of .125% that went into effect Sept. 21, 1999.
(2) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.
(3) Figures in "Management Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1999.
(4) Expenses are based upon expenses for the fiscal year ended Dec. 31, 1999, restated to reflect a reduction in the management fee for Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.
(5) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratio before the waivers and reimbursements would have been 1.58% for Warburg Pincus Global Post-Venture Capital Portfolio.

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                                                     PROSPECTUS -- MAY 1, 2000 7

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender, no surrender or selection on annuity payout plan at the end of each time period.

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
 AXP(SM) Variable Portfolio -
    Bond Fund                   19.08    59.01   101.46    219.61
    Capital Resource Fund       18.87    58.39   100.41    217.46
    Cash Management Fund        17.85    55.28    95.15    206.62
    International Fund          21.74    67.08   115.02    247.24
    Managed Fund                18.56    57.46    98.84    214.22
    Strategy Aggressive Fund    18.97    58.70   100.94    218.53
 American Century VP
    Capital Appreciation        21.02    64.91   111.38    239.87
    Value                       21.02    64.91   111.38    239.87
 INVESCO VIF
    Equity Income Fund          22.97    70.79   121.23    259.75
 Janus Aspen Series
    Growth Portfolio:
      Institutional Shares      17.64    54.65    94.10    204.44
    Worldwide Growth
      Portfolio: Institutional
      Shares                    17.95    55.59    95.68    207.71
 Warburg Pincus Trust -
    Global Post-Venture
      Capital Portfolio         25.12    77.26   132.02    281.30

  * In this example, the $30 contract administrative charge is approximated as a 0.051% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

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8      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                1999             1998             1997             1996             1995
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CSI(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of
  period                                             $1.18            $1.17            $1.09            $1.02            $1.00
Accumulation unit value at end of period             $1.18            $1.18            $1.17            $1.09            $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                          340              339              206               63               49
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%            1.00%
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CCR(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of
  period                                             $1.67            $1.36            $1.11            $1.03            $1.00
Accumulation unit value at end of period             $2.05            $1.67            $1.36            $1.11            $1.03
Number of accumulation units outstanding at
  end of period (000 omitted)                          911              738              421              197               --
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%              --
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CMS(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of
  period                                             $1.13            $1.09            $1.04            $1.00            $1.00
Accumulation unit value at end of period             $1.17            $1.13            $1.09            $1.04            $1.00
Number of accumulation units outstanding at
  end of period (000 omitted)                          949              977              151              501            2,292
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%            1.00%
Simple yield(2)                                       5.01%            3.68%            4.13%            3.77%              --
Compound yield(2)                                     5.14%            3.75%            4.22%            3.85%              --
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CIE(1) ( INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of
  period                                             $1.32            $1.15            $1.13            $1.04            $1.00
Accumulation unit value at end of period             $1.90            $1.32            $1.15            $1.13            $1.04
Number of accumulation units outstanding at
  end of period (000 omitted)                          203              178              153               75               --
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%              --
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CMG(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of
  period                                             $1.61            $1.40            $1.19            $1.02            $1.00
Accumulation unit value at end of period             $1.83            $1.61            $1.40            $1.19            $1.02
Number of accumulation units outstanding at
  end of period (000 omitted)                          753              745              584               98               49
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%            1.00%
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CAG(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of
  period                                             $1.30            $1.28            $1.15            $0.99            $1.00
Accumulation unit value at end of period             $2.20            $1.30            $1.28            $1.15            $0.99
Number of accumulation units outstanding at
  end of period (000 omitted)                        1,005              694              452              269              101
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%           $1.00
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CGR(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP CAPITAL APPRECIATION)
Accumulation unit value at beginning of
  period                                             $0.90            $0.93            $0.97            $1.00               --
Accumulation unit value at end of period             $1.46            $0.90            $0.93            $0.97               --
Number of accumulation units outstanding at
  end of period (000 omitted)                          397              303              256              156               --
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%              --
---------------------------------------------------------------------------------------------------------------------------------

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                                                     PROSPECTUS -- MAY 1, 2000 9

YEAR ENDED DEC. 31,                                1999             1998             1997             1996             1995
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT CVL(4) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of
  period                                             $1.45            $1.40            $1.12            $1.00               --
Accumulation unit value at end of period             $1.42            $1.45            $1.40            $1.12               --
Number of accumulation units outstanding at
  end of period (000 omitted)                          316              410              224                9               --
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%              --
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CII(5) (INVESTING IN SHARES OF INVESCO VIF - EQUITY INCOME FUND)
Accumulation unit value at beginning of
  period                                             $1.84            $1.61            $1.28            $1.05            $1.00
Accumulation unit value at end of period             $2.09            $1.84            $1.61            $1.28            $1.05
Number of accumulation units outstanding at
  end of period (000 omitted)                        1,188            1,205              791              131               --
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%              --
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CSG(4) (INVESTING IN SHARES OF JANUS ASPEN SERIES GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of
  period                                             $1.75            $1.30            $1.07            $1.00               --
Accumulation unit value at end of period             $2.49            $1.75            $1.30            $1.07               --
Number of accumulation units outstanding at
  end of period (000 omitted)                        3,232            1,631            1,020               45               --
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%              --
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of
  period                                             $1.95            $1.53            $1.26            $1.00               --
Accumulation unit value at end of period             $3.17            $1.95            $1.53            $1.26               --
Number of accumulation units outstanding at
  end of period (000 omitted)                        2,725            2,190            1,908              295               --
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%              --
---------------------------------------------------------------------------------------------------------------------------------

SUBACCOUNT CVC(4) (INVESTING IN SHARES OF WARBURG PINCUS TRUST - GLOBAL POST-VENTURE CAPITAL PORTFOLIO)
Accumulation unit value at beginning of
  period                                             $1.15            $1.09            $0.98            $1.00               --
Accumulation unit value at end of period             $1.87            $1.15            $1.09            $0.98               --
Number of accumulation units outstanding at
  end of period (000 omitted)                          270              290              231               42               --
Ratio of operating expense to average net
  assets                                              1.00%            1.00%            1.00%            1.00%              --
---------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Nov. 10, 1995. CCR and CIE subaccounts had no activity in this period.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3)  Operations commenced on Jan. 29, 1996.
(4)  Operations commenced on Sept. 4, 1996.
(5) Operations commenced on Nov. 13, 1995. CII subaccount had no activity in this period.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

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10      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Total return figures reflect deduction of all applicable charges, including:

- contract administrative charge, and

- mortality and expense risk fee.

We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 11

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

SUBACCOUNT  INVESTING IN                         INVESTMENT OBJECTIVES AND POLICIES        INVESTMENT ADVISOR OR MANAGER
   CSI      AXP(SM) Variable Portfolio -         Objective: high level of current income   IDS Life, investment manager; AEFC
            Bond Fund                            while conserving the value of the         investment advisor.
                                                 investment and continuing a high level
                                                 of income for the longest time period.
                                                 Invests primarily in bonds and other
                                                 debt obligations.
   CCR      AXP(SM) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, investment manager; AEFC
            Capital Resource Fund                primarily in U.S. common stocks and       investment advisor.
                                                 other securities convertible into common
                                                 stocks.
   CMS      AXPSM Variable Portfolio - Cash      Objective: maximum current income         IDS Life, investment manager; AEFC
            Management Fund                      consistent with liquidity and             investment advisor.
                                                 conservation of capital. Invests in
                                                 money market securities.
   CIE      AXP(SM) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, investment manager; AEFC
            International Fund                   primarily in common stocks or             investment advisor. American Express
                                                 convertible securities of foreign         Asset Management International, Inc., a
                                                 issuers that offer growth potential.      wholly-owned subsidiary of AEFC, is the
                                                                                           sub-investment advisor.
   CMG      AXP(SM) Variable Portfolio -         Objective: maximum total investment       IDS Life, investment manager; AEFC
            Managed Fund                         return through a combination of capital   investment advisor.
                                                 growth and current income. Invests
                                                 primarily in a combination of common and
                                                 preferred stocks, convertible
                                                 securities, bonds and other debt
                                                 securities.
   CAG      AXP(SM) Variable Portfolio -         Objective: capital appreciation. Invests  IDS Life, investment manager; AEFC
            Strategy Aggressive Fund             primarily in common stocks of small-and   investment advisor.
                                                 medium-size companies.
   CGR      American Century VP Capital          Objective: capital growth. Invests        American Century Investment
            Appreciation                         primarily in common stocks that are       Management, Inc.
                                                 considered by management to have
                                                 better-than-average prospects for
                                                 appreciation.
   CVL      American Century VP Value            Objective: long-term capital growth,      American Century Investment
                                                 with income as a secondary objective.     Management, Inc.
                                                 Invests primarily in securities that
                                                 management believes to be undervalued at
                                                 the time of purchase.
   CII      Invesco VIF - Equity Income Fund     Objective: high current income, with      INVESCO Funds Group, Inc.
                                                 growth of capital as a secondary
                                                 objective. The Fund normally invests at
                                                 least 65% of its assets in
                                                 dividend-paying common and preferred
                                                 stocks, although in recent years that
                                                 percentage has been somewhat higher.
                                                 Stocks held by the Fund generally are
                                                 expected to produce a relatively high
                                                 level of income and a consistent, stable
                                                 return. Although it focuses on the
                                                 stocks of larger companies with a strong
                                                 record of paying dividends, the Fund
                                                 also may invest in companies that have
                                                 not paid regular dividends. The Fund's
                                                 equity investments are limited to stocks
                                                 that can be traded easily in the United
                                                 States; it may, however, invest in
                                                 foreign securities in the form of
                                                 American Depository Receipts (ADRs). The
                                                 rest of the Fund's assets are invested
                                                 in debt securities, generally corporate
                                                 bonds that are rated investment grade or
                                                 better. The Fund also may invest up to
                                                 15% of its assets in lower-grade debt
                                                 securities commonly known as "junk
                                                 bonds", which generally offer higher
                                                 interest rates, but are riskier
                                                 investment grade securities.
   CSG      Janus Aspen Series Growth            Objective: long-term growth of capital    Janus Capital Corporation
            Portfolio: Institutional Shares      in a manner consistent with the
                                                 preservation of capital. Invests
                                                 primarily in common stocks, with an
                                                 emphasis on companies with larger market
                                                 capitalizations.
   CWG      Janus Aspen Series Worldwide Growth  Objective: long-term growth of capital    Janus Capital Corporation
            Portfolio: Institutional Shares      in a manner consistent with the
                                                 preservation of capital. Invests
                                                 primarily in common stocks of foreign
                                                 and domestic issuers.
   CVC      Warburg Pincus Trust - Global        Objective: long-term growth of capital.   Credit Suisse Asset Management, LLC
            Post-Venture Capital Portfolio       Invests primarily in equity securities
                                                 of U.S. and foreign issuers in their
                                                 post-venture capital stage of
                                                 development.

--------------------------------------------------------------------------------

12      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Arizona law on Feb. 9, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Partners Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 13

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

Your sales representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

- the fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start date); and

- a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE ANNUITY START DATE
Annuity payouts are to begin on the annuity start date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES, the annuity start date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)

--------------------------------------------------------------------------------

14      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

FOR QUALIFIED ANNUITIES, to avoid IRS penalty taxes, the annuity start date generally must be:

- on or after the date the annuitant reaches age 59 1/2; and

- for qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)

BENEFICIARY
If death benefits become payable before the annuity start date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:     If paying by any other method:
  $100 per month                                                $2,000 initial payment for nonqualified
                                                                annuities
  $50 biweekly                                                  $1,000 initial payment for qualified annuities
                                                                $100 for any additional payments
Installments must total at least $1,000 in the first year.

 * If you do not make any purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS**
For the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract.

For the first year:                                           For each subsequent year:
  $1,000,000 up to age 75                                       $50,000
  $500,000 for ages 76 to 85
  $50,000 for ages 86 to 90

** These limits apply in total to all American Partners Life annuities you own.
   We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 15

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER
--------------------------------------------------------------------------------
Send your check along with your name and contract number to:

American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474

 2 BY SCHEDULED PAYMENT PLAN
--------------------------------------------------------------------------------
Through:

- a bank authorization.

 3 OTHER
--------------------------------------------------------------------------------

- wire transfer; or

- other method acceptable to us.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge for any contract year where:

- the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more, or

- a death benefit is payable, or

- you surrender the contract in full.

This charge does not apply after annuity payouts begin.

We reserve the right to increase the annual contract administrative charge in the future, but we guarantee that it will never exceed $50 per year. Also, we reserve the right to impose the charge on all contracts, including those with purchase payments equal to or greater than $10,000.

--------------------------------------------------------------------------------

16      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

OTHER INFORMATION ON CHARGES
There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

PREMIUM TAXES
Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments;

- plus interest credited;

- minus the sum of amounts surrendered and amounts transferred out; and

- minus any prorated contract administrative charge.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that account.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 17

Conversely, each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders; and/or

- prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- mutual fund operating expenses; and/or

- mortality and expense risk fees.

--------------------------------------------------------------------------------

18      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

MAKING THE MOST OF YOUR CONTRACT
AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                                HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

                                           AMOUNT   ACCUMULATION  NUMBER OF UNITS
                        MONTH             INVESTED   UNIT VALUE      PURCHASED
By investing an             Jan             $100        $20               5.00
equal number of             Feb              100         18               5.56
dollars each month...       Mar              100         17               5.88

you automatically           Apr              100         15               6.67
buy more units              May              100         16               6.25
when the per unit           Jun              100         18               5.56
market price is low...      Jul              100         17               5.88

and fewer units             Aug              100         19               5.26
when the per unit           Sept             100         21               4.76
market price is high.       Oct              100         20               5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our office.
TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. We will process your transfer request on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. For information on transfers after annuity payouts begin, see "Transfer policies" below.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 19

TRANSFER POLICIES

- You may transfer contract values at any time between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

- The amount transferred to any one account must be at least $100.

- If you make more than twelve transfers in a contract year, we will charge $25 for each transfer in excess of twelve.

- We reserve the right to limit the number of transfers to twelve per contract year.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER
--------------------------------------------------------------------------------
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or surrender to:

American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474

MINIMUM AMOUNT
Transfers or surrenders:    $100 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:    Contract value

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS
--------------------------------------------------------------------------------
You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers and automated partial surrenders are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated surrenders may be restricted by applicable law under some contracts.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

MINIMUM AMOUNT
Transfers or surrenders: $100

--------------------------------------------------------------------------------

20      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

 3 BY PHONE
--------------------------------------------------------------------------------
Call between 8 a.m. and 6 p.m. Central time:
1-800-633-4003

TTY service for the hearing impaired:
1-800-710-5260 (TOLL FREE)

MINIMUM AMOUNT
Transfers or surrenders:
                      $100 or entire account balance

MAXIMUM AMOUNT
Transfers:            Contract value

Surrenders:           $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). You can make surrenders after annuity payouts begin.

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT
By regular or express mail:

- payable to you.

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 21

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

If you or the annuitant die before annuity payouts begin while the contract is in force, we will pay the beneficiary the greater of:

- the contract value; or

- purchase payments, minus any partial surrenders.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the annuity start date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

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22      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value (less any applicable premium tax) on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex; and

- the annuity table in the contract.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your
Contract -- Transfer policies."

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 23

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

- over the life of the annuitant;

- over the joint lives of the annuitant and a designated beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax-deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

--------------------------------------------------------------------------------

24      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 25

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

--------------------------------------------------------------------------------

26      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change,

- the existing funds become unavailable, or

- in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

- change the funds in which the subaccounts invest, and

- make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter and distributes the contracts. Its offices are located at 200 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company.

ISSUER
American Partners Life issues the contracts. American Partners Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona. Our offices are located at 1751 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Partners Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Partners Life is a named defendant in one of these suits, RICHARD W. AND ELIZABETH J. THORESEN VS. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 27
sale of annuities in tax-deferred contributory retirement investment plans (E.G., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

American Partners Life is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which American Partners Life is a defendant, will have a material adverse effect on our financial condition.

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Partners Life and the variable account. All of the major systems used by American Partners Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Partners Life's and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Partners Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Partners Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Partners Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

28      PRIVILEGED ASSETS-REGISTERED TRADEMARK- SELECT ANNUITY

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Performance Information.......... ...........     3
Calculating Annuity Payouts..................     6
Rating Agencies..............................     6
Principal Underwriter........................     6
Independent Auditors.........................     6
Financial Statements

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 29

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

/ /  Privileged Assets-Registered Trademark- Select Annuity
/ /  American Express Variable Portfolio Funds
/ /  American Century Variable Portfolios, Inc.
/ /  INVESCO Variable Investment Funds, Inc.
/ /  Janus Aspen Series
/ /  Warburg Pincus Trust -- Global Post-Venture Capital Portfolio

MAIL YOUR REQUEST TO:
American Partners Life Insurance Company
1751 AXP Financial Center
Minneapolis, MN 55474

WE WILL MAIL YOUR REQUEST TO:

Your name  _____________________________________________________________________

Address  _______________________________________________________________________

City  _________________________ State  ___________ Zip  ________________________

                                        THIS PAGE IS NOT PART OF THE PROSPECTUS.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         APL VARIABLE ANNUITY ACCOUNT 1

                                   May 1, 2000

APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company (American Partners Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Partners Life Insurance Company
P.O. Box 59197
Minneapolis, MN  55459-0197
800-633-4003

                                            TABLE OF CONTENTS

Performance Information..................................................p. 3

Calculating Annuity Payouts..............................................p. 6

Rating Agencies..........................................................p. 6

Principal Underwriter....................................................p. 6

Independent Auditors.....................................................p. 6

Financial Statements

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return For Periods Ending Dec. 31, 1999

                                Performance since
                      commencement of the Performance since
                      subaccount commencement of the Fund**
                                                                    Since                                             Since
Subaccount     Investing In:                          1 Year     commencement    1 Year     5 Years   10 Years    commencement

               AXPSM VARIABLE PORTFOLIO
  CSI            Bond Income Fund (11/95; 10/81)*     0.69%         4.42%         0.69%      6.94%      7.10%         9.62%
  CCR            Capital Resource Fund (11/95;       22.52         19.03         22.52      20.15      14.36          14.83
                 10/81)
  CMS            Cash Management Fund (11/95;         3.69          3.98          3.69       4.07       3.86          5.53
                 10/81)
  CIE            International Fund (11/95; 1/92)    44.18         17.03         44.18      15.04        --          12.25
  CMG            Managed Fund (11/95; 4/86)          13.70         15.89         13.70      17.04      12.41          11.76
  CAG            Strategy Aggressive Fund (11/95;    69.33         20.97         69.33      23.56        --          15.86
                 1/92)

               AMERICAN CENTURY VARIABLE
               PORTFOLIOS, INC.
  CGR            VP Capital Appreciation (1/96;      62.89         10.13         62.89      13.17      10.28          10.92
                 11/87)
  CVL            VP Value (9/96; 5/96)               -1.84         11.09         -1.84        --         --          10.00

               INVESCO
  CII            VIF Equity Income Fund (11/95;      13.70         19.55         13.70       20.60       --          19.04
                 8/94)

               JANUS ASPEN SERIES
  CSG            Growth Portfolio: Institutional     42.55         31.53         42.55      28.60        --          23.03
                 Shares (9/96; 9/93)
  CWG            Worldwide Growth Portfolio:         62.82         34.14         62.82      32.27        --          28.41
                 Institutional Shares (1/96; 9/93)

               WARBURG PINCUS TRUST
  CVC            Global Post-Venture Capital         61.87         20.60         61.87        --         --          20.58
                 Portfolio (9/96; 9/96)

*    (Commencement dates of the subaccounts; Commencement dates of the Funds)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 1% mortality and expense risk fee. Premium taxes are not reflected in these total returns.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                                 ERV - P
                                                    P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures assume you surrender the entire contract value at the end of the one, five, and ten year periods (or, if less, up to the life of the subaccount). In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and the mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999

Subaccount         Investing In:               Simple Yield       Compound Yield
----------         -------------               ------------       --------------
CMS                AXPSM Variable Portfolio -      5.01%               5.14%

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
              d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Subaccount     Investing In:                                          Yield
----------     -------------                                          -----
CSI            AXPSM Variable Portfolio - Bond Fund                   7.48%

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

o take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then

o using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating agency              Rating

      A.M. Best            A+ (Superior)
-----------------------

    Duff & Phelps               AAA

A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is American Express Financial Advisors Inc. (AEFA) which offers the contract on a continuous basis.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

APL Variable Annuity Account 1

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Partners Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of APL Variable Annuity Account 1 (comprised of subaccounts CSI, CCR, CMS, CIE, CMG, CAG, CGR, CVL, CII, CSG, CWG, and CVC) as of December 31, 1999, and the related statements of operations for the year then ended, and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of APL Variable Annuity Account 1 (as described above) at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.



ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000

APL Variable Annuity Account 1

Statements of Net Assets
December 31, 1999
                                                                           Segregated Asset Subaccounts
Assets                                                      CSI             CCR                     CMS                    CIE
Investments in shares of mutual funds and portfolios:
  at cost                                                $ 421,549     $ 1,563,438            $ 1,928,843               $ 312,155
                                                         ---------     -----------            -----------               ---------
  at market value                                        $ 400,381     $ 1,864,338            $ 1,928,842               $ 385,773
Dividends receivable                                         2,469              --                  5,696                      --
Accounts receivable from American Partners Life
for contract purchase payments                                  --           1,007                     --                      --
Receivable from mutual funds and portfolios
for share redemptions                                           --              --                     --                      --
                                                            ------         -------                -------                  ------
Total assets                                               402,850       1,865,345              1,934,538                 385,773
                                                           =======       =========              =========                 =======

Liabilities
Payable to American Partners Life for:
  Mortality and expense risk fee                               342           1,575                  1,079                     331
  Contract terminations                                          5              --                820,678                      --
Payable to mutual funds and portfolios
for investments purchased                                       --              --                     --                      --
                                                             -----         -------               --------                    ----
Total liabilities                                              347           1,575                821,757                     331
                                                               ---           -----                -------                     ---

Net assets applicable to contracts
in accumulation period                                   $ 402,503     $ 1,863,770            $ 1,112,781               $ 385,442
                                                         ---------     -----------            -----------               ---------
Accumulation units outstanding                             339,740         910,814                949,434                 203,155
                                                           =======         =======                =======                 =======
Net asset value per accumulation unit                       $ 1.18          $ 2.05                 $ 1.17                  $ 1.90
                                                            ======          ======                 ======                  ======

Assets                                                      CMG             CAG                     CGR
Investments in shares of mutual funds and portfolios:
  at cost                                              $ 1,273,288     $ 1,305,906              $ 400,988
                                                       -----------     -----------              ---------
  at market value                                      $ 1,378,840     $ 1,433,647              $ 580,291
Dividends receivable                                            --              --                     --
Accounts receivable from American Partners Life
for contract purchase payments                                  --         776,278                 19,821
Receivable from mutual funds and portfolios
for share redemptions                                           --              --                    473
                                                           -------         -------                 ------
Total assets                                             1,378,840       2,209,925                600,585
                                                         =========       =========                =======

Liabilities
Payable to American Partners Life for:
  Mortality and expense risk fee                             1,165           1,716                    473
  Contract terminations                                        490              --                     --
Payable to mutual funds and portfolios
for investments purchased                                       --              --                 19,821
                                                            ------           -----                 ------
Total liabilities                                            1,655           1,716                 20,294
                                                             -----           -----                 ------
Net assets applicable to contracts
in accumulation period                                 $ 1,377,185     $ 2,208,209              $ 580,291
                                                       ===========     ===========              =========
Accumulation units outstanding                             752,875       1,005,056                396,873
                                                           =======       =========                =======
Net asset value per accumulation unit                       $ 1.83          $ 2.20                 $ 1.46
                                                            ======          ======                 ======

See accompanying notes to financial statements.


APL Variable Annuity Account 1

Statements of Net Assets
December 31, 1999

                                                                           Segregated Asset Subaccounts
Assets                                               CVL                     CII                     CSG                    CWG
Investments in shares of mutual funds
and portfolios:
  at cost                                         $ 488,401             $ 2,070,430            $ 5,448,062             $ 4,761,181
                                                  ---------             -----------            -----------             -----------
  at market value                                 $ 449,298             $ 2,487,501            $ 8,048,049             $ 8,638,885
Dividends receivable                                     --                      --                     --                      --
Accounts receivable from American Partners Life
for contract purchase payments                           --                     258                  2,151                  39,607
Receivable from mutual funds and portfolios
for share redemptions                                 2,434                   2,155                  6,861                   7,160
Total assets                                        451,732               2,489,914              8,057,061               8,685,652

Liabilities
Payable to American Partners Life for:
  Mortality and expense risk fee                        384                   2,155                  6,861                   1,419
  Contract terminations                               2,050                      --                     --                      --
Payable to mutual funds and portfolios
for investments purchased                                --                     258                  2,151                  39,607
                                                     ------                     ---                  -----                  ------
Total liabilities                                     2,434                   2,413                  9,012                  41,026
                                                      -----                   -----                  -----                  ------

Net assets applicable to contracts in
accumulation period                               $ 449,298             $ 2,487,501            $ 8,048,049             $ 8,644,626
                                                  =========             ===========            ===========             ===========

Accumulation units outstanding                      315,862               1,187,516              3,232,439               2,725,105
                                                    =======               =========              =========               =========
Net asset value per accumulation unit                $ 1.42                  $ 2.09                 $ 2.49                  $ 3.17
                                                     ======                  ======                 ======                  ======

                                                                          Combined
                                                                          Variable
Assets                                               CVC                   Account
Investments in shares of mutual funds
and portfolios:
  at cost                                         $ 297,464           $ 20,271,705
  at market value                                 $ 504,815           $ 28,100,660
Dividends receivable                                     --                  8,165
Accounts receivable from American Partners Life
for contract purchase payments                          334                839,456
Receivable from mutual funds and portfolios
for share redemptions                                   438                 19,521
                                                        ---                 ------
Total assets                                        505,587             28,967,802
                                                    =======             ==========

Liabilities
Payable to American Partners Life for:
  Mortality and expense risk fee                        438                 17,938
  Contract terminations                                  --                823,223
Payable to mutual funds and portfolios
for investments purchased                               334                 62,171
                                                        ---                 ------
Total liabilities                                       772                903,332
                                                        ---                -------
Net assets applicable to contracts in
accumulation period                               $ 504,815           $ 28,064,470
                                                  =========           ============
Accumulation units outstanding                      270,207
                                                    =======
Net asset value per accumulation unit                $ 1.87
                                                     ======

See accompanying notes to financial statements.



APL Variable Annuity Account 1

Statements of Operations
Year ended December 31, 1999

                                                                        Segregated Asset Subaccounts
Investment income                                CSI                     CCR                     CMS                    CIE
Dividend income from mutual funds
and portfolios                                $ 23,070               $ 167,046               $ 61,582                $ 57,029
Mortality and expense risk fee                   3,361                  15,474                 13,320                   2,861
                                                 -----                  ------                 ------                   -----
Investment income (loss) - net                  19,709                 151,572                 48,262                  54,168
                                                ======                 =======                 ======                  ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                          235,385                 359,001             24,201,522                 105,048
  Cost of investments sold                     245,357                 305,504             24,201,535                  93,937
                                               -------                 -------             ----------                  ------
Net realized gain (loss) on investments         (9,972)                 53,497                    (13)                 11,111
Net change in unrealized appreciation or
depreciation of investments                     (6,143)                125,788                     (5)                 52,738
                                                ------                 -------                     --                  ------
Net gain (loss) on investments                 (16,115)                179,285                    (18)                 63,849
                                               -------                 -------                    ---                  ------
Net increase (decrease) in net assets
resulting from operations                      $ 3,594               $ 330,857               $ 48,244               $ 118,017
                                               =======               =========               ========               =========

Investment income                                 CMG                     CAG                     CGR
Dividend income from mutual funds
and portfolios                                 $ 88,818               $ 100,022                    $--
Mortality and expense risk fee                   12,549                  11,370                  3,264
                                                 ------                  ------                  -----
Investment income (loss) - net                   76,269                  88,652                 (3,264)
                                                 ======                  ======                 ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                           270,865              20,597,699                 84,219
  Cost of investments sold                      255,324              19,981,293                 87,386
                                                -------              ----------                 ------
Net realized gain (loss) on investments          15,541                 616,406                 (3,167)
Net change in unrealized appreciation or
depreciation of investments                      75,882                 127,804                202,796
                                                 ------                 -------                -------
Net gain (loss) on investments                   91,423                 744,210                199,629
                                                 ------                 -------                -------
Net increase (decrease) in net assets
resulting from operations                     $ 167,692               $ 832,862              $ 196,365
                                              =========               =========              =========


See accompanying notes to financial statements.



APL Variable Annuity Account 1

Statements of Operations
Year ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Investment income                                 CVL                     CII                     CSG                    CWG
Dividend income from mutual funds
and portfolios                                 $ 51,714                $ 43,424               $ 41,632                $ 10,218
Mortality and expense risk fee                    5,113                  24,189                 53,276                  57,072
                                                  -----                  ------                 ------                  ------
Investment income (loss) - net                   46,601                  19,235                (11,644)                (46,854)
                                                 ======                  ======                =======                 =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                           416,604                 549,707                370,335                 591,596
  Cost of investments sold                      431,514                 467,423                284,121                 445,944
                                                -------                 -------                -------                 -------
Net realized gain (loss) on investments         (14,910)                 82,284                 86,214                 145,652
Net change in unrealized appreciation
or depreciation of investments                  (39,525)                204,187              2,023,076               3,091,000
                                                -------                 -------              ---------               ---------
Net gain (loss) on investments                  (54,435)                286,471              2,109,290               3,236,652
                                                -------                 -------              ---------               ---------
Net increase (decrease) in net assets
resulting from operations                      $ (7,834)              $ 305,706            $ 2,097,646             $ 3,189,798
                                               ========               =========            ===========             ===========

                                                                      Combined
                                                                      Variable
Investment income                                  CVC                 Account
Dividend income from mutual funds
and portfolios                                       $--             $ 644,555
Mortality and expense risk fee                     3,538               205,387
                                                   -----               -------
Investment income (loss) - net                    (3,538)              439,168
                                                  ======               =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                            186,542            47,968,523
  Cost of investments sold                       164,126            46,963,464
                                                 -------            ----------
Net realized gain (loss) on investments           22,416             1,005,059
Net change in unrealized appreciation
or depreciation of investments                   171,738             6,029,336
                                                 -------             ---------
Net gain (loss) on investments                   194,154             7,034,395
                                                 -------             ---------
Net increase (decrease) in net assets
resulting from operations                      $ 190,616           $ 7,473,563
                                               =========           ===========


See accompanying notes to financial statements.


APL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                             CSI                   CCR                     CMS                    CIE
Investment income (loss) - net                       $ 19,709             $ 151,572               $ 48,262                $ 54,168
Net realized gain (loss) on investments                (9,972)               53,497                    (13)                 11,111
Net change in unrealized appreciation
or depreciation of investments                         (6,143)              125,788                     (5)                 52,738
                                                       ------               -------                     --                  ------
Net increase (decrease) in net assets
resulting from operations                               3,594               330,857                 48,244                 118,017
                                                        =====               =======                 ======                 =======

Contract transactions
Contract purchase payments                             33,388               120,351              5,177,693                  14,631
Net transfers*                                        (11,513)              306,148             (5,050,636)                 38,421
Contract charges                                         (356)                 (837)                  (130)                   (214)
Contract terminations:
  Surrender benefits                                  (21,235)             (125,795)              (166,723)                (19,829)
  Death benefits                                           --                    --                     --                      --
                                                       ------               -------                 ------                   -----
Increase (decrease) from contract transactions            284               299,867                (39,796)                 33,009
                                                          ---               -------                -------                  ------
Net assets at beginning of year                       398,625             1,233,046              1,104,333                 234,416
                                                      -------             ---------              ---------                 -------
Net assets at end of year                           $ 402,503           $ 1,863,770            $ 1,112,781               $ 385,442
                                                    =========           ===========            ===========               =========

Accumulation unit activity
Units outstanding at beginning of year                338,792               738,225                977,371                 178,119
Contract purchase payments                             28,467                67,796              4,508,518                  10,188
Net transfers*                                         (9,256)              174,965             (4,391,042)                 28,435
Contract charges                                         (303)                 (469)                  (113)                   (148)
Contract terminations:
  Surrender benefits                                  (17,960)              (69,703)              (145,300)                (13,439)
  Death benefits                                           --                    --                     --                      --
                                                       ------                ------                 ------                   -----
Units outstanding at end of year                      339,740               910,814                949,434                 203,155
                                                      =======               =======                =======                 =======

Operations                                              CMG                     CAG                     CGR
Investment income (loss) - net                       $ 76,269                $ 88,652               $ (3,264)
Net realized gain (loss) on investments                15,541                 616,406                 (3,167)
Net change in unrealized appreciation
or depreciation of investments                         75,882                 127,804                202,796
                                                       ------                 -------                -------
Net increase (decrease) in net assets
resulting from operations                             167,692                 832,862                196,365
                                                      =======                 =======                =======

Contract transactions
Contract purchase payments                             97,255                  94,204                 27,503
Net transfers*                                         16,414                 463,886                105,944
Contract charges                                         (528)                   (971)                  (268)
Contract terminations:
  Surrender benefits                                 (101,779)                (82,658)               (21,420)
  Death benefits                                           --                      --                     --
                                                       ------                   -----                 ------
Increase (decrease) from contract transactions         11,362                 474,461                111,759
                                                       ------                 -------                -------
Net assets at beginning of year                     1,198,131                 900,886                272,167
                                                    ---------                 -------                -------
Net assets at end of year                         $ 1,377,185             $ 2,208,209              $ 580,291
                                                  ===========             ===========              =========

Accumulation unit activity
Units outstanding at beginning of year                744,719                 694,351                303,145
Contract purchase payments                             58,261                  67,393                 27,377
Net transfers*                                         10,249                 302,264                 88,251
Contract charges                                         (318)                   (700)                  (271)
Contract terminations:
  Surrender benefits                                  (60,036)                (58,252)               (21,629)
  Death benefits                                           --                      --                     --
                                                       ------                --------                 ------
Units outstanding at end of year                      752,875               1,005,056                396,873
                                                      =======               =========                =======


*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Partners  Life's fixed account.

See  accompanying  notes to financial statements.



APL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                            Segregated Asset Subaccounts
Operations                                               CVL                CII                     CSG                    CWG
Investment income (loss) - net                         $ 46,601           $ 19,235              $ (11,644)              $ (46,854)
Net realized gain (loss) on investments                 (14,910)            82,284                 86,214                 145,652
Net change in unrealized appreciation
or depreciation of investments                          (39,525)           204,187              2,023,076               3,091,000
                                                        -------            -------              ---------               ---------
Net increase (decrease) in net assets
resulting from operations                                (7,834)           305,706              2,097,646               3,189,798
                                                         ======            =======              =========               =========

Contract transactions
Contract purchase payments                               47,801            181,218                455,087                 537,686
Net transfers*                                         (152,879)            12,681              3,008,505               1,133,322
Contract charges                                           (335)            (1,401)                (2,827)                 (3,908)
Contract terminations:
  Surrender benefits                                    (33,426)          (224,161)              (358,388)               (470,057)
  Death benefits                                             --             (6,389)                    --                  (7,072)
                                                        -------             ------              ---------                  ------
Increase (decrease) from contract transactions         (138,839)           (38,052)             3,102,377               1,189,971
                                                       --------            -------              ---------               ---------
Net assets at beginning of year                         595,971          2,219,847              2,848,026               4,264,857
                                                        -------          ---------              ---------               ---------
Net assets at end of year                             $ 449,298        $ 2,487,501            $ 8,048,049             $ 8,644,626
                                                      =========        ===========            ===========             ===========

Accumulation unit activity
Units outstanding at beginning of year                  410,444          1,204,843              1,630,632               2,190,421
Contract purchase payments                               32,617             91,341                228,608                 245,472
Net transfers*                                         (105,123)             6,105              1,552,687                 504,465
Contract charges                                           (222)              (712)                (1,417)                 (1,771)
Contract terminations:
  Surrender benefits                                    (21,854)          (110,601)              (178,071)               (209,928)
  Death benefits                                             --             (3,460)                    --                  (3,554)
                                                        -------             ------              ---------                  ------
Units outstanding at end of year                        315,862          1,187,516              3,232,439               2,725,105
                                                        =======          =========              =========               =========

                                                                          Combined
                                                                          Variable
Operations                                               CVC               Account
Investment income (loss) - net                         $ (3,538)         $ 439,168
Net realized gain (loss) on investments                  22,416          1,005,059
Net change in unrealized appreciation
or depreciation of investments                          171,738          6,029,336
                                                        -------          ---------
Net increase (decrease) in net assets
resulting from operations                               190,616          7,473,563
                                                        =======          =========

Contract transactions
Contract purchase payments                               31,874          6,818,691
Net transfers*                                           11,008           (118,699)
Contract charges                                           (342)           (12,117)
Contract terminations:
  Surrender benefits                                    (63,410)        (1,688,881)
  Death benefits                                             --            (13,461)
                                                         ------            -------
Increase (decrease) from contract transactions          (20,870)         4,985,533
                                                        -------          ---------
Net assets at beginning of year                         335,069         15,605,374
                                                        -------         ----------
Net assets at end of year                             $ 504,815       $ 28,064,470
                                                      =========       ============

Accumulation unit activity
Units outstanding at beginning of year                  290,287
Contract purchase payments                               25,637
Net transfers*                                            5,097
Contract charges                                           (254)
Contract terminations:
  Surrender benefits                                    (50,560)
  Death benefits                                             --
                                                         ------
Units outstanding at end of year                        270,207
                                                        =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Partners  Life's fixed account.

See  accompanying  notes to financial statements.


APL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                            Segregated Asset Subaccounts
Operations                                              CSI                   CCR                   CMS                    CIE
Investment income (loss) - net                       $ 18,760              $ 79,237               $ 29,763                 $ 755
Net realized gain (loss) on investments                (5,245)               (1,424)                    --                 1,395
Net change in unrealized appreciation or
depreciation of investments                           (12,582)              109,613                      4                22,767
                                                      -------               -------                      -                ------
Net increase (decrease) in net assets
resulting from operations                                 933               187,426                 29,767                24,917
                                                          ===               =======                 ======                ======

Contract transactions
Contract purchase payments                             39,820                58,625              4,519,714                16,222
Net transfers*                                        176,255               439,077             (3,349,014)               20,460
Contract charges                                         (325)                 (605)                   (75)                 (199)
Contract terminations:
  Surrender benefits                                  (59,301)              (23,641)              (260,361)               (2,689)
  Death benefits                                           --                    --                     --                    --
                                                       ------                ------                 ------                 -----

Increase (decrease) from contract transactions        156,449               473,456                910,264                33,794
                                                      -------               -------                -------                ------
Net assets at beginning of year                       241,243               572,164                164,302               175,705
                                                      -------               -------                -------               -------
Net assets at end of year                           $ 398,625           $ 1,233,046            $ 1,104,333             $ 234,416
                                                    =========           ===========            ===========             =========

Accumulation unit activity
Units outstanding at beginning of year                206,048               420,942                151,325               153,093
Contracts purchase payments                            33,728                40,481              4,087,136                12,907
Net transfers*                                        148,915               296,075             (3,028,744)               14,387
Contract charges                                         (274)                 (410)                   (67)                 (158)
Contract terminations:
  Surrender benefits                                  (49,625)              (18,863)              (232,279)               (2,110)
  Death benefits                                           --                    --                     --                    --
Units outstanding at end of year                      338,792               738,225                977,371               178,119
                                                      =======               =======                =======               =======

Operations                                              CMG                    CAG                   CGR
Investment income (loss) - net                       $ 116,875              $ 49,263              $ 10,087
Net realized gain (loss) on investments                (19,332)              (33,515)               (7,984)
Net change in unrealized appreciation or
depreciation of investments                             23,653                  (325)               (8,000)
                                                        ------                  ----                ------
Net increase (decrease) in net assets
resulting from operations                              121,196                15,423                (5,897)
                                                       =======                ======                ======

Contract transactions
Contract purchase payments                              85,483                82,351                26,303
Net transfers*                                         196,273               242,318                22,431
Contract charges                                          (446)                 (844)                 (206)
Contract terminations:
  Surrender benefits                                   (24,030)              (15,954)               (7,268)
  Death benefits                                            --                    --                    --
                                                       -------                ------                 -----

Increase (decrease) from contract transactions         257,280               307,871                41,260
                                                       -------               -------                ------
Net assets at beginning of year                        819,655               577,592               236,804
                                                       -------               -------               -------
Net assets at end of year                          $ 1,198,131             $ 900,886             $ 272,167
                                                   ===========             =========             =========

Accumulation unit activity
Units outstanding at beginning of year                 584,073               452,304               255,509
Contracts purchase payments                             57,400                65,635                30,984
Net transfers*                                         122,381               192,895                24,563
Contract charges                                          (298)                 (659)                 (239)
Contract terminations:
  Surrender benefits                                   (18,837)              (15,824)               (7,672)
  Death benefits                                            --                    --                    --
                                                        ------                ------                ------

Units outstanding at end of year                       744,719               694,351               303,145
                                                       =======               =======               =======


*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Partners  Life's fixed account.

See  accompanying  notes to financial statements.


APL Variable Annuity Account 1

Statements of Changes in Net Assets
Year ended December 31, 1998

                                                                            Segregated Asset Subaccounts
Operations                                             CVL                   CII                   CSG                    CWG
Investment income (loss) - net                      $ 24,613              $ 94,763              $ 109,720             $ 101,697
Net realized gain (loss) on investments                 (345)               23,095                 52,112               179,407
Net change in unrealized appreciation or
depreciation of investments                          (22,277)              113,404                474,587               526,147
                                                     -------               -------                -------               -------
Net increase (decrease) in net assets
resulting from operations                              1,991               231,262                636,419               807,251
                                                       =====               =======                =======               =======

Contract transactions
Contract purchase payments                            59,206               146,362                167,251               312,579
Net transfers*                                       241,250               653,322                817,246               414,957
Contract charges                                        (241)                 (932)                (1,295)               (2,877)
Contract terminations:
Surrender benefits                                   (19,597)              (86,875)               (96,895)             (178,003)
Death benefits                                            --                    --                 (2,043)                   --
                                                      ------               -------                 ------               -------
Increase (decrease) from contract transactions       280,618               711,877                884,264               546,656
                                                     -------               -------                -------               -------
Net assets at beginning of year                      313,362             1,276,708              1,327,343             2,910,950
                                                     -------             ---------              ---------             ---------
Net assets at end of year                          $ 595,971           $ 2,219,847            $ 2,848,026           $ 4,264,857
                                                   =========           ===========            ===========           ===========

Accumulation unit activity
Units outstanding at beginning of year               224,384               790,904              1,019,902             1,908,118
Contracts purchase payments                           40,632                85,140                115,718               177,701
Net transfers*                                       159,100               379,365                564,725               208,210
Contract charges                                        (171)                 (548)                  (902)               (1,646)
Contract terminations:
Surrender benefits                                   (13,501)              (50,018)               (67,506)             (101,962)
Death benefits                                            --                    --                 (1,305)                   --
                                                      ------             ---------                 ------               -------
Units outstanding at end of year                     410,444             1,204,843              1,630,632             2,190,421
                                                     =======             =========              =========             =========

                                                                          Combined
                                                                          Variable
Operations                                            CVC                  Account
Investment income (loss) - net                      $ (2,586)            $ 338,294
Net realized gain (loss) on investments                5,790               252,075
Net change in unrealized appreciation or
depreciation of investments                           14,049             1,097,910
                                                      ------             ---------
Net increase (decrease) in net assets
resulting from operations                             17,253             1,688,279
                                                      ======             =========

Contract transactions
Contract purchase payments                            37,152             5,551,068
Net transfers*                                        31,654               (93,771)
Contract charges                                        (209)               (8,254)
Contract terminations:
Surrender benefits                                    (3,838)             (778,452)
Death benefits                                            --                (2,043)
                                                      ------                ------
Increase (decrease) from contract transactions        64,759             4,668,548
                                                      ------             ---------
Net assets at beginning of year                      253,057             8,868,885
                                                     -------             ---------
Net assets at end of year                          $ 335,069          $ 15,225,712
                                                   =========          ============

Accumulation unit activity
Units outstanding at beginning of year               231,194
Contracts purchase payments                           34,723
Net transfers*                                        28,148
Contract charges                                        (196)
Contract terminations:
Surrender benefits                                    (3,582)
Death benefits                                            --
                                                      ------
Units outstanding at end of year                     290,287
                                                     =======

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
American  Partners  Life's fixed account.

See  accompanying  notes to financial statements.



APL Variable Annuity Account 1

Notes to Financial Statements

1. ORGANIZATION

APL Variable Annuity Account 1 (the Account) was established under Arizona law on Feb. 9, 1995 and the subaccounts are registered together as a single unit investment trust of American Partners Life Insurance Company (American Partners
Life) under the Investment Company Act of 1940, as amended (the 1940 Act).
Operations of the Account commenced on Dec. 5, 1995.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified, open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                    Investment Manager
CSI              AXP SM Variable Portfolio-- Bond Fund               IDS Life Insurance Company 1
CCR              AXPSM Variable Portfolio-- Capital Resource Fund    IDS Life Insurance Company 1
CMS              AXP SM Variable Portfolio-- Cash Management Fund    IDS Life Insurance Company 1
CIE              AXPSM Variable Portfolio-- International Fund       IDS Life Insurance Company 2
CMG              AXPSM Variable Portfolio-- Managed Fund             IDS Life Insurance Company 1
CAG              AXPSM Variable Portfolio-- Strategy Aggressive      IDS Life Insurance Company 1
                 Fund
CGR              American Century VP Capital Appreciation            American Century Investment Management, Inc.
CVL              American Century VP Value                           American Century Investment Management, Inc.
CII              INVESCO VIF -- Equity Income Fund                   INVESCO Funds Group, Inc.
CSG              Janus Aspen Series Growth Portfolio:                Janus Capital Corporation
                 Institutional Shares
CWG              Janus Aspen Series Worldwide Growth Portfolio:      Janus Capital Corporation
                 Institutional Shares
CVC              Warburg Pincus Trust -- Global Post-Venture         Warburg Pincus Asset Management, Inc.
                 Capital Portfolio

1 American Express Financial Corporation (AEFC) is the investment advisor.
2 AEFC  is  the  investment   advisor.   American   Express  Asset   Management
  International Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Partners Life.

American Partners Life serves as issuer of the contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to American Partners Life is computed daily and is equal, on an annual basis, to 1% of the average daily net assets of the subaccounts.

4. CONTRACT ADMINISTRATIVE CHARGES

An annual charge of $30 is deducted from the contract  value of each  Privileged
Assets Select Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by American
Partners Life. The deduction is allocated to the subaccounts on a pro-rata basis. American Partners Life does not anticipate that it will make any profit on this charge. If the total purchase payments (less partial surrenders) on a contract anniversary are at least $10,000, the charge is waived. American
Partners Life reserves the right to increase the charge in the future, however, in no event will the charge exceed $50 per year.

5. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount         Investment                                                          Shares        NAV
CSI                AXP SM Variable Portfolio-- Bond Fund                               37,972    $ 10.54
CCR                AXPSM Variable Portfolio-- Capital Resource Fund                    51,224      36.40
CMS                AXP SM Variable Portfolio-- Cash Management Fund                1, 929,029       1.00
CIE                AXPSM Variable Portfolio-- International Fund                       19,903      19.38
CMG                AXPSM Variable Portfolio-- Managed Fund                             69,582      19.82
CAG                AXPSM Variable Portfolio-- Strategy Aggressive Fund                 59,945      23.92
CGR                American Century VP Capital Appreciation                            39,103      14.84
CVL                American Century VP Value                                           75,512       5.95
CII                INVESCO VIF-- Equity Income Fund                                   118,396      21.01
CSG                Janus Aspen Series Growth Portfolio: Institutional Shares          239,169      33.65
CWG                Janus Aspen Series Worldwide Growth Portfolio: Institutional       180,919      47.75
                   Shares
CVC                Warburg Pincus Trust-- Global Post-Venture Capital Portfolio        26,211      19.26

6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                                       Year ended Dec. 31,
Subaccount         Investment                                                                          1999               1998
CSI                AXP SM Variable Portfolio-- Bond Fund                                          $ 253,256         $  604,265
CCR                AXPSM Variable Portfolio-- Capital Resource Fund                                 811,008            745,917
CMS                AXP SM Variable Portfolio-- Cash Management Fund                              25,026,049          5,593,240
CIE                AXPSM Variable Portfolio-- International Fund                                    192,556             61,025
CMG                AXPSM Variable Portfolio-- Managed Fund                                          360,151            785,441
CAG                AXPSM Variable Portfolio-- Strategy Aggressive Fund                           20,386,252            560,775
CGR                American Century VP Capital Appreciation                                         192,484            123,272
CVL                American Century VP Value                                                        323,861            507,061
CII                INVESCO VIF-- Equity Income Fund                                                 528,991          1,045,050
CSG                Janus Aspen Series Growth Portfolio: Institutional Shares                      3,458,684          1,802,798
CWG                Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares            1,725,380          2,241,720
CVC                Warburg Pincus Trust-- Global Post-Venture Capital Portfolio                     161,852            178,909
                   Combined Variable Account                                                    $53,420,524        $14,249,473

7. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Partners Life and the Account. All of the major systems used by American Partners Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Partners Life's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Partners Life, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Partners Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Partners Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.


REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN PARTNERS LIFE INSURANCE COMPANY
We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

AMERICAN PARTNERS LIFE INSURANCE COMPANY
BALANCE SHEETS
DECEMBER 31,
($ THOUSANDS, EXCEPT SHARE AMOUNTS)

                                            1999      1998

 ASSETS
------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
     (fair value:
      1999, $57,860; 1998, $64,727)       $ 56,778  $ 59,623
    Available for sale, at fair value
     (amortized cost:
      1999, $230,137; 1998, $200,069)      215,550   204,005
                                          ------------------
                                           272,328   263,628
  Mortgage loans on real estate             12,489        --
------------------------------------------------------------
      Total investments                    284,817   263,628
Cash and cash equivalents                    6,763     4,746
Accrued investment income                    5,204     4,582
Deferred policy acquisition costs           31,331    27,057
Accounts receivable                             76       268
Deferred income taxes                          302        --
Other assets                                    11       104
Separate account assets                     28,128    15,622
------------------------------------------------------------
      Total assets                        $356,632  $316,007

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------
Liabilities:
  Future policy benefits for fixed
    annuities                             $276,924  $236,046
  Policy claims and other policyholders'
    funds                                    1,133     1,344
  Deferred income taxes                         --     5,708
  Other liabilities                          2,218     3,693
  Separate account liabilities              28,128    15,622
------------------------------------------------------------
      Total liabilities                    308,403   262,413
Stockholder's equity:
  Capital stock, $100 par value per
    share;
    30,000 shares authorized,
      25,000 shares issued and
     outstanding                             2,500     2,500
  Additional paid-in capital                46,327    46,327
  Accumulated other comprehensive (loss)
    income:
    Net unrealized securities (losses)
     gains                                  (7,191)    1,940
  Retained earnings                          6,593     2,827
------------------------------------------------------------
      Total stockholder's equity            48,229    53,594
------------------------------------------------------------
Total liabilities and stockholder's
  equity                                  $356,632  $316,007
------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

AMERICAN PARTNERS LIFE INSURANCE COMPANY
STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31,
($ THOUSANDS)

                                            1999      1998      1997
Revenues:
  Net investment income                   $21,543   $17,456   $12,609
  Contractholder charges                    2,209     1,546       673
  Mortality and expense risk fees             205       127        56
  Net realized gain (loss) on
    investments                                62       (66)      130
----------------------------------------------------------------------
      Total revenues                       24,019    19,063    13,468
Benefits and expenses:
  Interest credited on investment
    contracts                              12,189    10,663     9,261
  Amortization of deferred policy
    acquisition costs                       1,999       (41)      131
  Amortization of state licenses and
    goodwill                                  104       623       623
  Other operating expenses                  3,763     2,415     3,853
----------------------------------------------------------------------
      Total expenses                       18,055    13,660    13,868
----------------------------------------------------------------------
Income (loss) before income taxes           5,964     5,403      (400)
Income tax expense (benefit)                2,198     1,943       (54)
----------------------------------------------------------------------
Net income (loss)                         $ 3,766   $ 3,460   $  (346)
----------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

AMERICAN PARTNERS LIFE INSURANCE COMPANY
STATEMENTS OF STOCKHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 1999
($ THOUSANDS)

                                                                                ACCUMULATED
                                                                                   OTHER
                                              TOTAL                ADDITIONAL  COMPREHENSIVE
                                          STOCKHOLDER'S  CAPITAL    PAID-IN       INCOME,     RETAINED
                                             EQUITY       STOCK     CAPITAL     NET OF TAX    EARNINGS
Balance, December 31, 1996                   $24,139      $2,500     $21,327      $   599      $ (287)
Comprehensive income:
  Net loss                                      (346)         --          --           --        (346)
  Unrealized holding gains arising
    during the year, net of deferred
    policy acquisition costs of ($608)
    and taxes of ($717)                        1,331          --          --        1,331          --
------------------------------------------------------------------------------------------------------
  Other comprehensive income                   1,331          --          --        1,331          --
------------------------------------------------------------------------------------------------------
  Comprehensive income                           985
Capital contribution from parent              15,000          --      15,000           --          --
------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                    40,124       2,500      36,327        1,930        (633)
Comprehensive income:
  Net income                                   3,460          --          --           --       3,460
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $283 and
    taxes of $18                                 (34)         --          --          (34)         --
  Reclassification adjustment for losses
    included in net income, net of tax
    of ($24)                                      44          --          --           44          --
------------------------------------------------------------------------------------------------------
  Other comprehensive income                      10          --          --           10          --
------------------------------------------------------------------------------------------------------
  Comprehensive income                         3,470
Capital contribution from parent              10,000          --      10,000           --          --
------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                    53,594       2,500      46,327        1,940       2,827
Comprehensive loss:
  Net income                                   3,766          --          --           --       3,766
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $4,474
    and taxes of $4,834                       (8,977)         --          --       (8,977)         --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $83                                      (154)         --          --         (154)         --
------------------------------------------------------------------------------------------------------
  Other comprehensive loss                    (9,131)         --          --       (9,131)         --
------------------------------------------------------------------------------------------------------
  Comprehensive loss                          (5,365)
------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                   $48,229      $2,500     $46,327      $(7,191)     $6,593
------------------------------------------------------------------------------------------------------

See accompanying notes

--------------------------------------------------------------------------------

AMERICAN PARTNERS LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31,
($ THOUSANDS)

                                            1999      1998      1997
Cash flows from operating activities:
  Net income (loss)                       $  3,766  $  3,460  $   (346)
Adjustments to reconcile net income
  (loss) to net cash provided by (used
  in) operating activities:
    Change in accrued investment income       (622)     (991)     (830)
    Change in deferred policy
     acquisition costs, net                    200    (5,494)   (7,419)
    Change in other assets                      93       622       624
    Change in accounts receivable              192       616      (884)
    Change in policy claims and other
     policyholders' funds                     (211)    1,122       110
    Deferred income tax (benefit)
     provision                              (1,093)      297     1,296
    Change in other liabilities             (1,475)     (139)    2,308
    Amortization of premium (accretion
     of discount), net                          50        29       (41)
    Net realized (gain) loss on
     investments                               (62)       66      (130)
    Other, net                                (126)       (9)       10
----------------------------------------------------------------------
      Net cash provided by (used in)
       operating activities                    712      (421)   (5,302)
----------------------------------------------------------------------
Cash flows from investing activities:
  Fixed maturities held to maturity:
    Maturities                               2,807     2,685       869
    Sales                                       --     1,395     3,000
  Fixed maturities available for sale:
    Purchases                              (50,344)  (70,500)  (82,967)
    Maturities                              11,480    12,163    10,883
    Sales                                    8,974     2,569        --
  Other investments:
    Purchases                              (12,590)       --        --
    Sales                                      101        --        --
  Change in due from brokers                    --        --     1,100
  Change in due to brokers                      --    (4,946)    2,945
----------------------------------------------------------------------
      Net cash used in investing
       activities                          (39,572)  (56,634)  (64,170)
----------------------------------------------------------------------
Cash flows from financing activities:
  Activity related to investment
    contracts:
    Considerations received                 78,906    79,943    68,033
    Surrenders and other benefits          (50,218)  (38,805)  (23,137)
    Interest credited to account
     balances                               12,189    10,663     9,261
  Capital contribution from parent              --    10,000    15,000
----------------------------------------------------------------------
      Net cash provided by financing
       activities                           40,877    61,801    69,157
----------------------------------------------------------------------
Net increase (decrease) in cash and cash
  equivalents                                2,017     4,746      (315)
Cash and cash equivalents at beginning
  of year                                    4,746        --       315
----------------------------------------------------------------------
Cash and cash equivalents at end of year  $  6,763  $  4,746  $     --
----------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
American Partners Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Arizona and is licensed to transact insurance business in 47 states. The Company's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

BASIS OF PRESENTATION
The Company is a wholly owned subsidiary of IDS Life Insurance Company, which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

--------------------------------------------------------------------------------

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31 is summarized as follows:

                                      1999   1998   1997
----------------------------------------------------------
Cash paid (received) during the
  year for:
  Income taxes                       $3,738  $424  $(2,064)
  Interest on borrowings                 49   270       70

CONTRACTHOLDER CHARGES
Contractholder charges include fees collected related to the issue and administration of annuity contracts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

For variable annuities and variable universal life insurance, the amortization of deferred acquisition costs can be impacted by separate account asset performance. The Company generally assumes assets will appreciate at a constant rate, and considers whether recent fluctuations from that rate are temporary and likely to correct.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $753 and $1,218, respectively, payable to IDS Life for federal income taxes.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

INTANGIBLE ASSETS
In connection with the purchase of the Company by IDS Life in 1994, $2,308 of the purchase price was allocated to state licenses and $808 was allocated to goodwill. These amounts are being amortized over five years using the straight-line method. At December 31, 1999 and 1998, the accumulated amortization was $3,116 and $3,012, respectively.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

--------------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
Corporate bonds and
  obligations                   $ 56,778     $1,165     $    83    $ 57,860
----------------------------------------------------------------------------
AVAILABLE FOR SALE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  7,376     $    1     $    45    $  7,332
Corporate bonds and
  obligations                    169,762        467      12,492     157,737
Mortgage-backed securities        52,999         --       2,518      50,481
----------------------------------------------------------------------------
                                $230,137     $  468     $15,055    $215,550
----------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
Corporate bonds and
  obligations                   $ 59,623     $5,104      $   --    $ 64,727
----------------------------------------------------------------------------
AVAILABLE FOR SALE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  7,391     $  773      $   --    $  8,164
Corporate bonds and
  obligations                    142,340      4,738       2,593     144,485
Mortgage-backed securities        50,338      1,045          27      51,356
----------------------------------------------------------------------------
                                $200,069     $6,556      $2,620    $204,005
----------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED   FAIR
HELD TO MATURITY                            COST      VALUE
------------------------------------------------------------
Due from one to five years                 $42,426   $43,399
Due from five to ten years                  12,717    12,874
Due in more than ten years                   1,635     1,587
------------------------------------------------------------
                                           $56,778   $57,860
------------------------------------------------------------

                                          AMORTIZED    FAIR
AVAILABLE FOR SALE                          COST      VALUE
-------------------------------------------------------------
Due in one year or less                   $  2,890   $  2,910
Due from one to five years                  12,467     12,279
Due from five to ten years                 110,051    102,584
Due in more than ten years                  51,730     47,296
Mortgage-backed securities                  52,999     50,481
-------------------------------------------------------------
                                          $230,137   $215,550
-------------------------------------------------------------

During the year ended December 31, 1999, 1998 and 1997, fixed maturities classified as held to maturity were sold with amortized cost of $nil, $1,398 and $2,879, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' credit worthiness.

--------------------------------------------------------------------------------

In addition, fixed maturities available for sale were sold during 1999 with proceeds of $8,974 and gross realized gains and losses of $328 and $91, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $2,569 and gross realized gains and losses of $151 and $219, respectively. No fixed maturities available for sale were sold during 1997.

At December 31, 1999, bonds carried at $7,193 were on deposit with various states as required by law.

At December 31, 1999 fixed maturities comprised 96 percent of the Company's total invested assets.

Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $39 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                      1999      1998
------------------------------------------------------------
Aaa/AAA                                   $ 59,407  $ 56,743
Aa/AA                                        6,754     6,173
Aa/A                                         8,103     5,609
A/A                                         34,892    26,214
A/BBB                                       17,677    21,385
Baa/BBB                                    120,630   103,790
Baa/BB                                       2,500     2,743
Below investment grade                      36,952    37,035
------------------------------------------------------------
                                          $286,915  $259,692
------------------------------------------------------------

At December 31, 1999, 77 percent of the securities rated Aaa/AAA are GNMA, FNMA, and FHLMC mortgage-backed securities.

At December 31, 1999, approximately 4 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                              DECEMBER 31, 1999
                                          --------------------------
                                               ON        COMMITMENTS
REGION                                    BALANCE SHEET  TO PURCHASE
--------------------------------------------------------------------
East North Central                           $ 2,386       $2,145
Mountain                                       4,516        1,252
West North Central                             1,658           --
Pacific                                        1,287        2,563
West South Central                             2,642           --
--------------------------------------------------------------------
                                             $12,489       $5,960
--------------------------------------------------------------------

                                              DECEMBER 31, 1999
                                          --------------------------
                                               ON        COMMITMENTS
PROPERTY TYPE                             BALANCE SHEET  TO PURCHASE
--------------------------------------------------------------------
Department/retail stores                     $ 4,633       $   --
Apartments                                     1,287        1,013
Office buildings                               3,866        4,947
Industrial buildings                           1,658           --
Medical buildings                              1,045           --
--------------------------------------------------------------------
                                             $12,489       $5,960
--------------------------------------------------------------------

--------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999, the Company had no impaired loans.

Net investment income for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Interest on fixed maturities         $20,980  $17,741  $12,893
Interest on mortgage loans               370       --       --
Interest on cash equivalents             164      113      192
Other                                    266       70        1
--------------------------------------------------------------
                                      21,780   17,924   13,086
Less investment expenses                 237      468      477
--------------------------------------------------------------
                                     $21,543  $17,456  $12,609
--------------------------------------------------------------

Net realized gain (loss) on investments was $62, ($66) and $130 for the years ended December 31, 1999, 1998 and 1997, respectively and was entirely due to sales of fixed maturities.

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                       1999    1998   1997
-----------------------------------------------------------
Fixed maturities available for sale  $(18,522) $299  $2,656

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:

                                      1999     1998    1997
-------------------------------------------------------------
Federal income taxes:
  Current                            $ 3,110  $1,560  $(1,396)
  Deferred                            (1,093)    297    1,296
-------------------------------------------------------------
                                       2,017   1,857     (100)
State income taxes -- current            181      86       46
-------------------------------------------------------------
Income tax expense (benefit)         $ 2,198  $1,943  $   (54)
-------------------------------------------------------------

--------------------------------------------------------------------------------

Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:

                                  1999                1998                1997
                           ------------------  ------------------  -------------------
                           PROVISION   RATE    PROVISION   RATE    PROVISION    RATE
--------------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                      $2,087      35.0%   $1,891      35.0%    $(140)      35.0%
Increases are
  attributable to:
  State tax, net benefit       118       2.0%       56       1.0%       30       (7.4)
  Other, net                    (7)     (0.1%)      (4)      0.0%       56      (14.0)
--------------------------------------------------------------------------------------
Income tax expense
  (benefit)                 $2,198      36.9%   $1,943      36.0%    $ (54)      13.6%
--------------------------------------------------------------------------------------

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1999    1998
---------------------------------------------------------
Deferred income tax assets:
  Policy reserves                         $4,513  $ 3,978
  Investments                              3,850       --
  Other                                      121      155
---------------------------------------------------------
    Total deferred income tax assets       8,484    4,133
---------------------------------------------------------
Deferred income tax liabilities:
  State licenses                              --       27
  Investments                                 --    1,218
  Deferred policy acquisition costs        8,182    8,596
---------------------------------------------------------
    Total deferred income tax
     liabilities                           8,182    9,841
---------------------------------------------------------
    Net deferred income tax assets
     (liabilities)                        $  302  $(5,708)
---------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the Arizona Department of Insurance. Statutory unassigned deficit aggregated $6,797 and $10,181 as of December 31, 1999 and 1998, respectively. Any payments in excess of $4,025 would require approval by the Insurance Department of the State of Arizona.

Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Statutory net income (loss)          $ 4,404  $ 1,470  $(7,990)
Statutory stockholder's equity        40,246   36,862   15,351

5. RELATED PARTY TRANSACTIONS
The Company entered into a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At September 1, 1995, a $107,564 block of single premium deferred annuities was transferred from IDS Life to the Company. The

--------------------------------------------------------------------------------
accompanying balance sheet includes $83,900 and $90,919 for future policy benefits related to this agreement as of December 31, 1999 and 1998, respectively.

The Company has no employees. Charges by IDS Life and AEFC for the use of joint facilities, marketing services and other services aggregated $3,937, $4,538 and $6,447 for 1999, 1998 and 1997, respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $10,000. The interest rate for any borrowing is established by reference to various indicies plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

7. FAIR VALUES OF FINANCIAL INSTRUMENTS
The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                       1999                1998
                                ------------------  ------------------
                                CARRYING    FAIR    CARRYING    FAIR
FINANCIAL ASSETS                 AMOUNT    VALUE     AMOUNT    VALUE
----------------------------------------------------------------------
Investments:
Fixed maturities (Note 2):
  Held to maturity              $ 56,778  $ 57,860  $ 59,623  $ 64,727
  Available for sale             215,550    12,489   215,550    11,729
Mortgage loans on real estate
  (Note 2)                       204,005        --   204,005        --
Cash and cash equivalents
  (Note 1)                         6,763     6,763     4,746     4,746
Separate account assets (Note
  1)                              28,128    28,128    15,622    15,622
FINANCIAL LIABILITIES
----------------------------------------------------------------------
Future policy benefits for
  fixed annuities               $276,924  $265,054  $236,046  $225,238
Separate account liabilities      28,128    26,778    15,622    14,811

The fair value of future policy benefits for fixed annuities is based on the status of the annuities at December 31, 1999 and 1998. The fair value of deferred annuities and separate account liabilities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998, respectively.

8. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's consolidated financial position or results from operations.

--------------------------------------------------------------------------------

9. YEAR 2000 ISSUE (UNAUDITED)
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

PART C.

Item 24.          Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         APL Variable Annuity Account 1

         Statements of Net Assets for year ended Dec. 31, 1999
         Statements of Operations for year ended Dec. 31, 1999
         Statements of Changes in Net Assets for years ended Dec.31 1999 and 1998.
         Notes to Financial Statements.
         Report of Independent Auditors for APL Variable Annuity Account 1 dated March 17, 2000.

         American Partners Life Insurance Company:

         Balance Sheets as of Dec. 31, 1999 and 1998;
         Statements of Income for years ended Dec. 31, 1999, 1998 and 1997; and Statements of Stockholder's Equity for years ended Dec. 31, 1999, 1998 and 1997.
         Statements of Cash Flows for the years ended Dec. 31, 1999, 1998 and 1997.
         Notes to Financial Statements.
         Report of Independent Auditors dated February 3, 2000.

(b)      Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement,  filed electronically as
     Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

5. Form of Application for American Partners Life Variable Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

6.2  Amended and Restated  By-Laws of American  Partners Life,  filed as Exhibit
     6.2  to  Registrant's  Initial  Registration   Statement  No.  33-57731  is
     incorporated herein by reference.

7.   Not applicable.

8.1 Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Amendment No. 1 to Fund Participation Agreement, dated April 18, 1996 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.4 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.5 Participation Agreement dated March 1, 1996 by and among American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically as
     Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10.  Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed as Exhibit 13 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement dated April 20, 2000, filed electronically herewith.


Item 25.  Directors  and  Officers  of the  Depositor  (American  Partners  Life
     Insurance Company)


Name                                  Principal Business Address         Positions and Offices with
                                                                         Depositor
------------------------------------- ---------------------------------- ------------------------------------

Lorraine R. Hart                      200 AXP Financial Center           Director and Vice President,
                                      Minneapolis, MN  55474             Investments

Jeffrey S. Horton                     200 AXP Financial Center           Vice President and Treasurer
                                      Minneapolis, MN  55474

Richard W. Kling                      200 AXP Financial Center           Director and Chairman of the Board
                                      Minneapolis, MN  55474

Eric L. Marhoun                       200 AXP Financial Center           Vice President, Group Counsel and
                                      Minneapolis, MN  55474             Assistant Secretary

Paula R. Meyer                        200 AXP Financial Center           Director and President
                                      Minneapolis, MN  55474

Mary Ellyn Minenko                    200 AXP Financial Center           Vice President, Group Counsel and
                                      Minneapolis, MN  55474             Assistant Secretary

Stuart A. Sedlacek                    200 AXP Financial Center           Director and Vice President
                                      Minneapolis, MN  55474

William A. Stoltzmann                 200 AXP Financial Center           Director, Vice President, General
                                      Minneapolis, MN  55474             Counsel and Secretary

Philip C. Wentzel                     200 AXP Financial Center           Controller
                                      Minneapolis, MN  55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American Partners Life Insurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York


     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

         As of March 31, 2000, there were 50 contract owners of qualified Privileged Assets(R) Select Annuity contracts. There were 1,217 owners of non-qualified contracts.

Item 28. Indemnification

         The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

         AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                        Vice President - Nonproprietary
200 AXP Financial Center              Products
Minneapolis, MN  55474

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd., Suite 200   Francisco Bay Area
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Karl J. Breyer                        Corporate Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Cynthia M. Carlson                    Vice President - American Express
200 AXP Financial Center              Securities Services
Minneapolis, MN  55474

Mark W. Carter                        Senior Vice President and Chief
200 AXP Financial Center              Marketing Officer
Minneapolis, MN  55474

James E. Choat                        Senior Vice President - Third
200 AXP Financial Center              Party Distribution
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Advisor
200 AXP Financial Center              Staffing, Training and Support
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                         Senior Vice President, General
200 AXP Financial Center              Counsel and Chief Compliance
Minneapolis, MN  55474                Officer

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey P. Fox                        Vice President and Corporate
200 AXP Financial Center              Controller
Minneapolis, MN  55474

William P. Fritz                      Group Vice President - Gateway
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                          Group Vice President - Twin City
8500 Tower Suite 1770                 Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Scott A. Hawkinson                    Vice President and Controller -
200 AXP Financial Center              Private Client Group
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                     Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN  55474

David R. Hubers                       Chairman, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

James M. Jensen                       Vice President and
200 AXP Financial Center              Controller-Advice and Retail
Minneapolis, MN  55474                Distribution Group

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

G. Michael Kennedy                    Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Richard W. Kling                      Senior Vice President - Products
200 AXP Financial Center
Minneapolis, MN  55474

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Paul F. Kolkman                       Vice President - Actuarial Finance
200 AXP Financial Center
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Douglas A. Lennick                    Director and Executive Vice
200 AXP Financial Center              President - Private Client Group
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Field Marketing
200 AXP Financial Center              Readiness
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Sarah A. Mealey                       Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Assured Assets
200 AXP Financial Center
Minneapolis, MN  55474

William P. Miller                     Vice President and Senior
200 AXP Financial Center              Portfolio Manager
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Vice President - Variable Assets
200 AXP Financial Center
Minneapolis, MN  55474

Barry J. Murphy                       Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President-Compensation
200 AXP Financial Center              Services and ARD Product
Minneapolis, MN  55474                Distribution

Thomas P. Perrine                     Senior Vice President - Group
200 AXP Financial Center              Relationship Leader/American
Minneapolis, MN  55474                Express Technologies Financial
                                      Services

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Diana R. Prost                        Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                        Vice President and Project
200 AXP Financial Center              Manager - Platform I Value
Minneapolis, MN  55474                Enhanced

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

R. Daniel Richardson                  Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Vice President - Geographic
200 AXP Financial Center              Service Teams
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                 Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Western
Two North Tamiami Trail               Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001


Item 29(c).

                          Net Underwriting
Name of Principal           Discounts and       Compensation on         Brokerage
Underwriter                  Commissions          Redemption           Commissions           Compensation
----------------------- --------------------- -------------------- --------------------- --------------------
American Express                None              $2,345,144               None                  None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Partners Life Insurance Company
                  1751 AXP Financial Center
                  Minneapolis, MN

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

                  (a) (b) & (c)     These undertakings were filed with the
                                    Registrant's Pre-Effective Amendment No. 1,
                                    File No. 33-57731.

                  (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2000.

                                    APL VARIABLE ANNUITY ACCOUNT 1
                                            (Registrant)

                                    By American Partners Life Insurance Company
                                            (Sponsor)

                                    By /s/  Paula R. Meyer*
                                            Paula R. Meyer
                                            President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2000.

Signature                                Title

/s/  Lorraine R. Hart*                   Director and Vice
     Lorraine R. Hart                    President-Investments

/s/  Richard W. Kling*                   Director and Chairman of
     Richard W. Kling                    the Board

/s/  Paula R. Meyer*                     Director and President
     Paula R. Meyer

/s/  Stuart A. Sedlacek*                 Director and Vice President
     Stuart A. Sedlacek

/s/  William A. Stoltzmann*              Director, Vice President
     William A. Stoltzmann               General Counsel and Secretary

/s/  Jeffrey S. Horton*                  Vice President and Treasurer
     Jeffrey S. Horton

/s/  Philip C. Wentzel*                  Controller
     Philip C. Wentzel

*Signed pursuant to Power of Attorney dated April 20, 2000, filed electronically herewith, by:



/s/  Mary Ellyn Minenko
     Mary Ellyn Minenko

                 CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 6
                     TO REGISTRATION STATEMENT NO. 33-57731

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.

Exhibits.